Employee Benefit Plans (Schedule of Stock Option Information by Grant Date) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 17.65	$ 18.00	$ 17.75
Shares outstanding	83,930	97,792	90,474	92,953
Shares Exercisable	43,079
Grant Date - 11/15/2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 20.25
Shares outstanding	1,248
Contractual average life (years)	10 months 17 days
Shares Exercisable	1,248
Grant Date - 10/18/2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 24.00
Shares outstanding	2,662
Contractual average life (years)	1 year 5 months 16 days
Shares Exercisable	2,662
Grant Date - 10/17/2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 21.00
Shares outstanding	3,195
Contractual average life (years)	2 years 11 days
Shares Exercisable	3,195
Grant Date - 10/16/2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 20.05
Shares outstanding	5,623
Contractual average life (years)	3 years 2 months 12 days
Shares Exercisable	5,623
Grant Date - 10/21/2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 21.10
Shares outstanding	7,289
Contractual average life (years)	4 years 2 months 9 days
Shares Exercisable	7,289
Grant Date - 10/20/2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 17.22
Shares outstanding	11,213
Contractual average life (years)	5 years 1 month 24 days
Shares Exercisable	10,211
Grant Date - 9/20/2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 17.75
Shares outstanding	13,850
Contractual average life (years)	7 years 8 months 19 days
Shares Exercisable	7,900
Grant Date - 3/20/2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 18.00
Shares outstanding	17,050
Contractual average life (years)	8 years 2 months 19 days
Shares Exercisable	4,951
Grant Date - 2/19/2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 17.65
Shares outstanding	21,800
Contractual average life (years)	9 years 1 month 21 days